Income / (loss) per share	6 Months Ended
Jun. 30, 2021
Income (Loss) Per Share [Abstract]
Income / (loss) per share	Income / (loss) per share Basic income / (loss) per share
Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2021	June 30, 2020

Net income/(loss)	(23,719)	(10,334)
Weighted average number of ordinary shares in circulation	78,997,954	78,892,031
Basic income/(loss) per share (€ per share)	(0.30)	(0.13)
Diluted income / (loss) per share
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.

In thousands of euro, except for data share	June 30, 2021	June 30, 2020
Net income/(loss) for the period	(23,719)	(10,334)
Weighted average number of ordinary shares in circulation	78,997,954	78,892,031
Adjustment for share instruments	—	—
Diluted income/(loss) per share (€ per share)	(0.30)	(0.13)